Income from reinsurance ceded	12 Months Ended
Dec. 31, 2017
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Income from reinsurance ceded

9 Income from reinsurance ceded

	2017	2016	2015
Recovered claims and benefits	3,669	3,477	2,784
Change in technical provisions	497	(26)	309
Commissions	122	236	227
Total	4,288	3,687	3,321

Income from reinsurance ceded is generated from reinsurance activities directly related to premiums paid to reinsurers in note 6, therefore both should be viewed concurrently.